Supply Chain Financing	12 Months Ended
Dec. 31, 2024
Accounts Payable, Current [Abstract]
Supply Chain Financing
17.
Supply chain financing

Starting from 2023, China Merchants Bank (the “CMB”) offer supply chain financing services to the Group’s suppliers. Suppliers can sell one or more of the Group’s payment obligations at their sole discretion to the CMB to receive funds ahead of time to meet their cash flow needs. The Group’s rights and obligations are not impacted. The original payment terms, timing or amount, remain unchanged. The Group pledged cash in the amount of RMB132,000 as security of guarantees for the supply chain financing as of December 31, 2024.

The changes in the Group’s outstanding payment obligations confirmed as valid under the supplier chain financing program for the year ended December 31, 2023 and 2024, are as follows:

	Year ended December 31,	Year ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	—	456,965
Purchase from suppliers	895,161	384,375
Payment to suppliers	(438,196)	(307,662)
Balance at ending of the year	456,965	533,678